[[Paragraph]51,771]

             Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                                   -------------------------
                     UNITED STATES                 OMB APPROVAL
          SECURITIES AND EXCHANGE COMMISSION       -------------------------
                Washington, D.C. 20549             OMB Number: 3235-0456
                                                   Expires: August 31, 2000
                      FORM 24F-2                   Estimated average
           Annual Notice of Securities Sold        burden hours
                Pursuant to Rule 24f-2             per response .........  1
                                                   -------------------------

             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------

1.        Name and address of issuer:

               State Street Research Financial Trust
               One Financial Center
               Boston, MA 02111

--------------------------------------------------------------------------------

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
          State Street Research Concentrated Growth Fund
          State Street Research Health Sciences Fund

--------------------------------------------------------------------------------

3.        Investment Company Act File Number:          811-4911

          Securities Act File Number:                  33-10327

--------------------------------------------------------------------------------

4(a).     Last day of fiscal year for which this Form is filed:

               February 29, 2004

--------------------------------------------------------------------------------

4 (b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

          Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4 (c).[ ] Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------

5. Calculation of registration fee:

    (i)    Aggregate sale price of securities
           sold during the fiscal year pursuant
           to section 24(f):                                       $ 72,504,858
                                                                   ------------

    (ii)   Aggregate price of securities redeemed
           or repurchased during the fiscal year:  $ 21,100,083
                                                   ------------

    (iii)  Aggregate price of securities redeemed
           or repurchased during any prior fiscal
           year ending no earlier than October 11,
           1995 that were not previously used to
           reduce registration fees payable to
           the Commission:                         $ 10,234,178
                                                   ------------

    (iv)   Total available redemption credits [add
           Items 5(ii) and 5(iii)]:                                $ 31,334,261
                                                                   ------------

    (v)    Net sales - if Item 5(i) is greater
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                                        $ 41,170,597
                                                                   ------------

    ----------------------------------------------------------------
    (vi)   Redemption credits available for use
           in future years - if Item 5(i) is less
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                        $          0
                                                   ------------
    ----------------------------------------------------------------

    (vii)  Multiplier for determining registration
           fee (See Instruction C.9):                            X     .0001267
                                                                   ------------

    (viii) Registration fee due [multiply Item
           5(v) by Item 5(vii)] (enter "0" if no
           fee is due):                                         =  $      5,216
                                                                   ------------

--------------------------------------------------------------------------------

6. Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
        ___________.

--------------------------------------------------------------------------------

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                     +$   0
                                                                      ----------

--------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$    5,216
                                                                      ----------

--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

                      [X] Wire Transfer                             May 25, 2004

                      [ ] Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Edward T. Gallivan, Jr.
                               Edward T. Gallivan, Jr., Assistant Treasurer


Date  May 25, 2004

  *Please print the name and title of the signing officer below the signature.